Segment Reporting and Geographic Information	12 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Segment Reporting and Geographic Information
24.	Segmental Reporting and Geographic Information

Operating segments are identified as components of an enterprise for which separate and discrete financial information is available and is used by the chief operating decision maker, or decision-making group, in making decisions on how to allocate resources and assess performance. The Company’s chief decision-maker is the Chief Executive Officer.

The Company’s chief decision-maker reviews financial information presented on a consolidated basis, accompanied by disaggregated information about revenue and operating profit by operating unit. This information is used for purposes of allocating resources and evaluating financial performance.

The Company operates its business along two operating segments, which are segregated based on the basis of revenue stream: Service Based Gaming and Virtual Sports. The Company believes this method of segment reporting reflects both the way its business segments are managed and the way the performance of each segment is evaluated.

The accounting policies of the segments are the same as those described in the “Summary of Significant Accounting Policies.”

The following tables present revenue, cost of sales, excluding depreciation and amortization, selling, general and administrative expenses, depreciation and amortization, stock-based compensation expense and acquisition related transaction expenses, operating profit/(loss), total assets and total capital expenditures for the periods ended September 30, 2017, September 24, 2016 and September 26, 2015, respectively, by business segment. Certain unallocated corporate function costs have not been allocated to the Company’s reportable operating segments because these costs are not allocable and to do so would not be practical. Corporate function costs consist principally of selling, general and administrative expenses, depreciation and amortization, capital expenditures, cash, prepaid expenses and property and equipment and software development costs relating to corporate/shared functions.

Segment Information

Period ended September 30, 2017

	Server Based Gaming	Virtual Sports	Corporate Functions	Total
Revenue:
Service	$74,072	$33,424	$—	$107,496
Hardware	15,048	—	—	15,048
Total revenue	89,120	33,424	—	122,544
Cost of sales, excluding depreciation and amortization:
Cost of service	(11,688)	(4,157)	—	(15,845)
Cost of hardware	(10,839)	—	—	(10,839)
Selling, general and administrative expenses	(15,569)	(6,168)	(36,564)	(58,301)
Stock-based compensation expense	(231)	(261)	(3,743)	(4,235)
Acquisition related transaction expenses	—	—	(11,411)	(11,411)
Depreciation and amortization	(26,367)	(5,587)	(1,856)	(33,810)
Segment operating income (loss)	24,426	17,251	(53,574)	(11,897)

Net operating loss				$(11,897)

Revenue from major customers:
Customer 1	$31,110	$1,142	$—	$32,252
Customer 2	12,273	525	—	12,798
Total revenue from major customers	$43,383	$1,667	$—	$45,050

Total assets at September 30, 2017	$113,692	$75,975	$29,356	$219,023

Total goodwill at September 30, 2017	$—	$47,076	$—	$47,076

Total capital expenditures for the period ended September 30, 2017	$22,921	$7,039	$2,768	$32,728

Period ended September 24, 2016

	Server Based Gaming	Virtual Sports	Corporate Functions	Total
Revenue:
Service	$78,912	$33,288	$—	$112,200
Hardware	7,573	—	—	7,573
Total revenue	86,485	33,288	—	119,773
Cost of sales, excluding depreciation and amortization:
Cost of service	(12,317)	(4,308)	—	(16,625)
Cost of hardware	(3,789)	—	—	(3,789)
Selling, general and administrative expenses	(19,128)	(7,050)	(34,495)	(60,673)
Acquisition related transaction expenses	—	—	(4,959)	(4,959)
Depreciation and amortization	(26,678)	(6,402)	(1,930)	(35,010)
Segment operating income (loss)	24,573	15,528	(41,384)	(1,283)

Net operating loss				$(1,283)

Revenue from major customers:
Customer 1	$33,681	$971	$—	$34,652
Customer 2	12,876	192	—	13,068
Total revenue from major customers	$46,557	$1,163	$—	$47,720

Total assets at September 24, 2016	$104,117	$77,282	$8,471	$189,870

Total goodwill at September 24, 2016	$—	$45,705	$—	$45,705

Total capital expenditures for the period ended September 24, 2016	$15,811	$7,158	$2,703	$25,672

Period ended September 26, 2015

	Server Based Gaming	Virtual Sports	Corporate Functions	Total
Revenue:
Service	$88,139	$27,186	$—	$115,325
Hardware	12,248	—	—	12,248
Total revenue	100,387	27,186	—	127,573
Cost of sales, excluding depreciation and amortization:
Cost of service	(11,895)	(4,586)	—	(16,481)
Cost of hardware	(7,746)	—	—	(7,746)
Selling, general and administrative expenses	(22,017)	(6,691)	(35,997)	(64,705)
Acquisition related transaction expenses	—	—	(524)	(524)
Depreciation and amortization	(33,415)	(3,952)	(2,019)	(39,386)
Segment operating income (loss)	25,314	11,957	(38,540)	(1,269)

Net operating loss				$(1,269)

Revenue from major customers:
Customer 1	$36,302	$1,070	$—	$37,372
Customer 2	13,296	110	—	13,406
Total revenue from major customers	$49,598	$1,180	$—	$50,778

Total assets at September 26, 2015	$135,841	$94,017	$10,082	$239,940

Total goodwill at September 26, 2015	$—	$53,442	$—	$53,442

Total capital expenditures for the period ended September 26, 2015	$44,731	$5,923	$1,751	$52,405

Geographic Information

Geographic information for revenue is set forth below:

	September 30, 2017	September 24, 2016	September 26, 2015
Total revenue
UK	$79,991	$87,885	$95,760
Italy	16,598	21,260	20,674
Greece	11,668	—	1,861
Rest of world	14,287	10,628	9,278
Total	$122,544	$119,773	$127,573

Geographic information of our non-current assets excluding goodwill is set forth below:

	September 30, 2017	September 24, 2016
Total non-current assets, excluding goodwill
UK	$68,069	$73,033
Italy	5,761	7,737
Greece	20,728	9,653
Rest of world	14,189	9,002
Total	$108,747	$99,425

Software development costs are included as attributable to the market in which they are used.